UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Opportunities Fund

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Small Cap Fund

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

SEMI-ANNUAL REPORT

APRIL 30, 2022

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Vaughan Nelson Emerging Markets Opportunities Fund
Schedule of Investments	1
Vaughan Nelson International Small Cap Fund
Schedule of Investments	6
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Expense Examples	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.im.natixis.com/us/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	BRAZIL — 6.8%
99,925	Banco ABC Brasil S.A.	$319,340
93,397	GPS Participacoes e Empreendimentos S.A. [1]	282,987
46,305	Hypera S.A.	350,472
49,537	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	282,553
96,830	Sequoia Logistica e Transportes S.A. *	209,759
47,661	SLC Agricola S.A.	510,061
		1,955,172
	CANADA — 1.6%
38,111	Fairfax India Holdings Corp. *,1	459,619
	CHINA — 8.4%
7,627	Autohome, Inc. - ADR	221,717
362,562	China Yongda Automobiles Services Holdings Ltd.	336,193
169,192	ENN Natural Gas Co., Ltd. - Class A	418,575
75,084	Haier Smart Home Co., Ltd. - Class H	265,256
111,235	Haitian International Holdings Ltd.	273,796
25,115	Hangzhou Tigermed Consulting Co., Ltd. - Class H [1]	243,402
1	KWG Living Group Holdings Ltd.	0
68,595	Longshine Technology Group Co., Ltd. - Class A	217,009
37,343	Lufax Holding Ltd. - ADR	207,254
153,550	Yadea Group Holdings Ltd. [1]	231,446
		2,414,648
	COLOMBIA — 1.0%
19,160	Geopark Ltd.	301,195
	HONG KONG — 2.3%
337,320	Far East Horizon Ltd.	275,144
572,974	WH Group Ltd. [1]	395,693
		670,837
	INDIA — 17.9%
106,866	Aegis Logistics Ltd.	306,572
155,806	Aster DM Healthcare Ltd. *,1	388,483
44,075	Cholamandalam Financial Holdings Ltd.	374,256
23,155	Cyient Ltd.	265,851
259,104	Federal Bank Ltd.	321,616
55,077	Hindalco Industries Ltd.	342,895
194,762	India Grid Trust [1]	384,696
22,464	KEI Industries Ltd.	351,491
32,284	Mahindra & Mahindra Ltd.	386,771
35,461	Quess Corp. Ltd. [1]	326,877
142,630	Redington India Ltd.	282,632
77,895	SIS Ltd. *	512,893

1

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
47,730	Sobha Ltd.	$399,532
48,364	UPL Ltd.	516,383
		5,160,948
	INDONESIA — 5.0%
8,104,957	Mitra Adiperkasa Tbk P.T. *	504,457
14,780,743	Pakuwon Jati Tbk P.T. *	570,142
168,889	United Tractors Tbk P.T.	352,702
		1,427,301
	LUXEMBOURG — 2.0%
5,790	Befesa S.A. [1]	361,595
71,935	L'Occitane International S.A.	225,485
		587,080
	MEXICO — 5.0%
167,745	Corp Inmobiliaria Vesta S.A.B. de C.V.	310,805
481,222	Genomma Lab Internacional S.A.B. de C.V. - Class B	506,773
210,991	GMexico Transportes S.A.B. de C.V. [1]	398,894
152,455	Grupo Traxion S.A.B. de C.V. *,1	237,201
		1,453,673
	NETHERLANDS — 0.7%
5,645	OCI N.V. *	213,906
	PHILIPPINES — 3.2%
2,093,095	AllHome Corp.	317,141
23,052	Ayala Corp.	324,359
436,814	Puregold Price Club, Inc.	275,221
		916,721
	POLAND — 1.2%
15,587	LiveChat Software S.A.	332,859
	SAUDI ARABIA — 0.9%
8,698	Leejam Sports Co. JSC	256,478
	SOUTH AFRICA — 6.5%
371,850	Advtech Ltd.	419,118
22,191	Bid Corp. Ltd.	464,406
30,572	Bidvest Group Ltd.	419,100
161,735	DataTec Ltd.	401,364
13,806	Northam Platinum Holdings Ltd. *	165,191
		1,869,179
	SOUTH KOREA — 13.6%
20,665	Cheil Worldwide, Inc.	412,573

2

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
14,551	Doosan Bobcat, Inc.	$472,808
9,197	Duk San Neolux Co., Ltd. *	301,914
11,650	Fila Holdings Corp.	297,669
2,029	Hansol Chemical Co., Ltd.	390,388
10,737	KB Financial Group, Inc.	499,529
20,095	NICE Information Service Co., Ltd.	292,017
3,414	Osstem Implant Co., Ltd.	305,792
2,352	Samsung Electro-Mechanics Co., Ltd.	304,432
10,249	SaraminHR Co., Ltd.	339,811
1,588	Soulbrain Co., Ltd.	305,382
		3,922,315
	TAIWAN — 13.4%
81,200	Chroma ATE, Inc.	451,389
47,272	Elite Material Co., Ltd.	349,557
231,109	Getac Holdings Corp.	359,247
20,786	King Slide Works Co., Ltd.	277,429
273,205	King Yuan Electronics Co., Ltd.	369,956
145,501	Lite-On Technology Corp.	318,794
15,194	Lotes Co., Ltd.	371,585
93,100	Powertech Technology, Inc.	292,527
1	Poya International Co., Ltd.	9
68,104	Tripod Technology Corp.	283,966
13,301	Wiwynn Corp.	454,836
99,095	Zhen Ding Technology Holding Ltd.	350,874
		3,880,169
	THAILAND — 1.8%
5,336,168	WHA Corp. PCL	520,343
	UNITED ARAB EMIRATES — 2.5%
257,848	Emaar Properties PJSC	444,746
84,298	Network International Holdings PLC *,1	275,386
		720,132
	UNITED KINGDOM — 2.0%
203,412	Helios Towers PLC *	286,715
14,845	Mondi PLC	279,898
		566,613
	UNITED STATES — 2.7%
39,270	Kosmos Energy Ltd. *	265,465

3

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
240,040	Samsonite International S.A. *,1	$526,063
		791,528
	Total Common Stocks
	(Cost $26,451,469)	28,420,716

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$612,867	UMB Bank Demand Deposit, 0.01%[2]	612,867
	Total Short-Term Investments
	(Cost $612,867)	612,867
	TOTAL INVESTMENTS — 100.6%
	(Cost $27,064,336)	29,033,583
	Liabilities in Excess of Other Assets — (0.6)%	(165,540)
	TOTAL NET ASSETS — 100.0%	$28,868,043

ADR – American Depository Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,512,342, which represents 15.63% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

Vaughan Nelson Emerging Markets Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Tech Hardware & Semiconductors	13.8%
Industrial Services	11.4%
Industrial Products	10.2%
Materials	8.9%
Real Estate	7.5%
Consumer Discretionary Products	7.3%
Health Care	6.2%
Retail & Wholesale - Discretionary	5.4%
Media	4.5%
Banking	4.0%
Consumer Staple Products	3.9%
Financial Services	3.3%
Oil & Gas	3.0%
Software & Tech Services	2.7%
Retail & Wholesale - Staples	2.6%
Consumer Discretionary Services	2.3%
Utilities	1.5%
Total Common Stocks	98.5%
Short-Term Investments	2.1%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.1%
	AUSTRALIA — 3.9%
102,366	Bapcor Ltd.	$485,250
212,268	Orora Ltd.	594,854
191,170	Steadfast Group Ltd.	692,118
		1,772,222
	BELGIUM — 3.7%
4,305	Cie d'Entreprises CFE	562,446
30,037	Fagron	563,434
10,133	Xior Student Housing N.V. - REIT	541,273
		1,667,153
	DENMARK — 0.7%
3,998	Schouw & Co. A/S	305,652
	FRANCE — 7.0%
3,328	Alten S.A.	446,649
8,280	Eurazeo S.E.	636,236
8,170	Seche Environnement S.A.	633,500
3,775	Sopra Steria Group SACA	669,046
22,216	Tikehau Capital SCA	513,173
2,344	Vetoquinol S.A.	306,632
		3,205,236
	GERMANY — 6.3%
10,627	CANCOM S.E.	513,158
18,859	flatexDEGIRO A.G. *	322,107
15,786	Jenoptik A.G.	443,732
25,591	PATRIZIA A.G.	438,980
5,960	Stroeer S.E. & Co. KGaA	356,571
20,481	TAG Immobilien A.G.	409,326
33,985	TeamViewer A.G. *,1	407,795
		2,891,669
	IRELAND — 2.3%
11,831	Smurfit Kappa Group PLC	499,935
134,445	Uniphar PLC *	555,991
		1,055,926
	ITALY — 0.7%
36,286	Esprinet S.p.A.	335,141
	JAPAN — 21.8%
99,160	Anicom Holdings, Inc.	467,749
44,290	ASKUL Corp.	542,355
10,599	Fuji Electric Co., Ltd.	464,774
29,050	Fujitec Co., Ltd.	626,086

6

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
22,229	FULLCAST Holdings Co., Ltd.	$425,309
51,180	G-7 Holdings, Inc.	642,711
13,850	Internet Initiative Japan, Inc.	432,276
25,263	JSB Co., Ltd.	675,912
24,230	Kaga Electronics Co., Ltd.	570,906
27,869	Noritsu Koki Co., Ltd.	462,140
60,031	Pole To Win Holdings, Inc.	458,116
97,280	Prestige International, Inc.	467,482
19,170	Roland DG Corp.	478,483
57,563	Sanwa Holdings Corp.	524,414
30,896	Ship Healthcare Holdings, Inc.	516,085
33,787	Takeuchi Manufacturing Co., Ltd.	619,586
13,935	Tokyo Seimitsu Co., Ltd.	479,376
26,620	Usen-Next Holdings Co., Ltd.	436,930
18,677	Zenkoku Hosho Co., Ltd.	655,491
		9,946,181
	JERSEY — 1.0%
46,461	JTC PLC [1]	451,121
	LUXEMBOURG — 2.6%
9,413	Befesa S.A. [1]	587,858
18,895	Majorel Group Luxembourg S.A. *	597,010
		1,184,868
	NETHERLANDS — 1.8%
21,053	OCI N.V. *	797,762
	NORWAY — 6.9%
9,980	Aker A.S.A. - Class A	813,474
55,388	Atea A.S.A. *	659,984
36,820	Leroy Seafood Group A.S.A.	345,564
157,900	Self Storage Group A.S.A. *	526,928
191,104	Var Energi A.S.A. *	816,930
		3,162,880
	SINGAPORE — 0.7%
303,751	Frencken Group Ltd.	308,122
	SPAIN — 4.4%
63,528	Applus Services S.A.	497,286
52,818	Ebro Foods S.A.	949,660
20,855	Fluidra S.A.	564,432
		2,011,378

7

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 1.8%
57,674	BHG Group A.B. *	$397,102
51,591	Granges A.B.	423,708
		820,810
	SWITZERLAND — 1.0%
62,817	OC Oerlikon Corp. A.G.	447,900
	UNITED KINGDOM — 24.5%
515,121	Alliance Pharma PLC	738,385
10,140	Clarkson PLC	466,847
52,004	Clipper Logistics PLC	562,347
29,780	Close Brothers Group PLC	412,906
15,623	Computacenter PLC	524,902
21,545	CVS Group PLC	486,349
133,255	Essentra PLC	522,196
15,103	Future PLC	413,624
194,691	Hollywood Bowl Group PLC *	625,249
51,003	HomeServe PLC	630,403
44,588	Inchcape PLC	398,937
195,050	Kin & Carta PLC *	566,854
225,248	Learning Technologies Group PLC	371,873
96,463	Marlowe PLC *	994,589
133,493	Pets at Home Group Plc	518,143
105,390	QinetiQ Group PLC	447,109
68,407	Redrow PLC	448,409
64,872	Renewi PLC *	562,823
118,326	Restore PLC	657,540
339,705	RPS Group PLC	434,915
26,138	Vitec Group PLC	406,150
		11,190,550
	Total Common Stocks
	(Cost $44,984,478)	41,554,571

8

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 8.5%
$3,846,264	UMB Bank Demand Deposit, 0.01%[2]	$3,846,264
	Total Short-Term Investments
	(Cost $3,846,264)	3,846,264

	TOTAL INVESTMENTS — 99.6%
	(Cost $48,830,742)	45,400,835

	Other Assets in Excess of Liabilities — 0.4%	197,526
	TOTAL NET ASSETS — 100.0%	$45,598,361

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,446,774, which represents 3.17% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

9

Vaughan Nelson International Small Cap Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrial Services	16.1%
Software & Tech Services	14.0%
Materials	7.2%
Health Care	7.0%
Industrial Products	6.7%
Financial Services	6.0%
Retail & Wholesale - Discretionary	5.9%
Tech Hardware & Semiconductors	5.2%
Media	4.9%
Real Estate	4.5%
Consumer Staple Products	3.5%
Insurance	2.5%
Consumer Discretionary Products	2.1%
Oil & Gas	1.8%
Retail & Wholesale - Staples	1.4%
Consumer Discretionary Services	1.4%
Banking	0.9%
Total Common Stocks	91.1%
Short-Term Investments	8.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

10

Vaughan Nelson Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2022 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Assets:
Investments, at cost	$27,064,336	$48,830,742
Foreign currency, at cost	101,677	-
Investments, at value	$29,033,583	$45,400,835
Foreign currency, at value	100,279	-
Receivables:
Investment securities sold	114,573	-
Fund shares sold	-	358,837
Dividends and interest	29,904	231,905
Non-U.S. Tax Reimbursements	31,716	-
Prepaid expenses	14,816	10,382
Total assets	29,324,871	46,001,959

Liabilities:
Payables:
Investment securities purchased	246,078	313,525
Fund shares redeemed	-	137
Advisory fees	776	17,236
Shareholder servicing fees (Note 7)	22,961	17,400
Distribution fees (Note 8)	18	14
Fund administration fees	17,098	16,675
Transfer agent fees and expenses	2,283	2,293
Custody fees	4,151	3,622
Non-U.S. Taxes	140,163	-
Auditing fees	9,323	9,406
Trustees' deferred compensation (Note 3)	6,685	6,670
Legal fees	3,402	8,471
Shareholder reporting fees	1,530	3,024
Trustees' fees and expenses	1,327	3,340
Chief Compliance Officer fees	414	1,236
Accrued other expenses	619	549
Total liabilities	456,828	403,598

Net Assets	$28,868,043	$45,598,361

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,865,916	$55,678,172
Total accumulated deficit	(997,873)	(10,079,811)
Net Assets	$28,868,043	$45,598,361

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$28,865,047	$45,573,115
Shares of beneficial interest issued and outstanding	2,931,159	3,197,047
Net asset value per share	$9.85	$14.25

Investor Class
Net assets applicable to shares outstanding	$2,996	$25,246
Shares of beneficial interest issued and outstanding	304	1,774
Net asset value per share	$9.86	$14.23

See accompanying Notes to Financial Statements.

11

Vaughan Nelson Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2022 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Investment income:
Dividends (net of foreign withholding taxes of $56,313 and $40,620, respectively)	$352,393	$412,841
Interest	27	111
Total investment income	352,420	412,952

Expenses:
Advisory fees	144,121	190,899
Shareholder servicing fees (Note 7)	19,187	11,230
Distribution fees (Note 8)	4	36
Fund administration fees	54,080	51,574
Transfer agent fees and expenses	7,955	7,972
Custody fees	29,071	17,275
Registration fees	17,852	15,868
Auditing fees	9,323	9,323
Legal fees	6,943	2,976
Chief Compliance Officer fees	4,885	4,885
Miscellaneous	4,488	4,539
Shareholder reporting fees	3,207	4,463
Trustees' fees and expenses	2,480	2,976
Insurance fees	1,191	1,936
Total expenses	304,787	325,952
Advisory fees waived	(137,907)	(103,276)
Net expenses	166,880	222,676
Net investment income	185,540	190,276

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	94,476	(1,766,871)
Foreign currency transactions	(19,187)	(14,611)
Deferred non-US taxes	(72,040)	-
Net realized gain (loss)	3,249	(1,781,482)
Net change in unrealized appreciation/depreciation on:
Investments	(2,380,326)	(8,609,659)
Foreign currency translations	(3,812)	(14,598)
Deferred non-US taxes	71,993	-
Net change in unrealized appreciation/depreciation	(2,312,145)	(8,624,257)
Net realized and unrealized loss	(2,308,896)	(10,405,739)

Net Decrease in Net Assets from Operations	$(2,123,356)	$(10,215,463)

See accompanying Notes to Financial Statements.

12

Vaughan Nelson Emerging Markets Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$185,540	$581,653
Net realized gain on investments, foreign currency transactions and deferred non-US taxes	3,249	3,563,572
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	(2,312,145)	2,953,494
Net increase (decrease) in net assets resulting from operations	(2,123,356)	7,098,719

Distributions to Shareholders:
Distributions:
Institutional Class	(469,041)	(421,203)
Investor Class	(39)	(35)
Total distributions to shareholders	(469,080)	(421,238)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	1,712,507	4,386,135
Reinvestment of distributions:
Institutional Class	466,752	412,282
Investor Class	39	35
Cost of shares redeemed:
Institutional Class	(2,946,950)	(2,766,550)
Net increase (decrease) in net assets from capital transactions	(767,652)	2,031,902

Total increase (decrease) in net assets	(3,360,088)	8,709,383

Net Assets:
Beginning of period	32,228,131	23,518,748
End of period	$28,868,043	$32,228,131
Capital Share Transactions:
Shares sold:
Institutional Class	166,579	412,647
Shares reinvested:
Institutional Class	44,751	43,171
Investor Class	4	4
Shares redeemed:
Institutional Class	(282,959)	(262,709)
Net increase (decrease) in capital share transactions	(71,625)	193,113

See accompanying Notes to Financial Statements.

13

Vaughan Nelson International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$190,276	$298,931
Net realized gain (loss) on investments and foreign currency transactions	(1,781,482)	2,646,362
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(8,624,257)	4,843,033
Net increase (decrease) in net assets resulting from operations	(10,215,463)	7,788,326

Distributions to Shareholders:
Distributions:
Institutional Class	(383,458)	(188,704)
Investor Class	(253)	(13)
Total distributions to shareholders	(383,711)	(188,717)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	29,424,002	15,585,574
Investor Class	580	26,771
Reinvestment of distributions:
Institutional Class	371,747	179,457
Investor Class	253	13
Cost of shares redeemed:
Institutional Class	(13,649,150)	(1,303,109)
Investor Class	(132)	(136)
Net increase in net assets from capital transactions	16,147,300	14,488,570

Total increase in net assets	5,548,126	22,088,179

Net Assets:
Beginning of period	40,050,235	17,962,056
End of period	$45,598,361	$40,050,235
Capital Share Transactions:
Shares sold:
Institutional Class	1,792,085	926,739
Investor Class	34	1,549
Shares reinvested:
Institutional Class	21,778	11,668
Investor Class	15	1
Shares redeemed:
Institutional Class	(854,922)	(78,471)
Investor Class	(8)	(8)
Net increase in capital share transactions	958,982	861,478

See accompanying Notes to Financial Statements.

14

Vaughan Nelson Emerging Markets Opportunities Fund
FINANCIAL HIGHLIGHTS
Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.73	$8.37	$8.75	$8.84	$10.74	$9.33
Income from Investment Operations:
Net investment income	0.06	0.20	0.15	0.17	0.12	0.18
Net realized and unrealized gain (loss)	(0.78)	2.31	(0.27)	(0.13)	(1.69)	1.42
Total from investment operations	(0.72)	2.51	(0.12)	0.04	(1.57)	1.60
Less Distributions:
From net investment income	(0.16)	(0.15)	(0.26)	(0.13)	(0.33)	(0.19)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.16)	(0.15)	(0.26)	(0.13)	(0.33)	(0.19)
Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$9.85	$10.73	$8.37	$8.75	$8.84	$10.74
Total return[3]	(6.79)%[4]	30.19%	(1.60)%	0.48%	(15.20)%	17.76%
Ratios and Supplemental Data:
Net assets, end of period (millions)	$28.9	$32.2	$23.5	$23.7	$26.8	$33.1
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%[5]	2.04%	2.40%	1.64%	1.87%	1.92%
After fees waived and expenses absorbed	1.10%[5]	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.32%[5]	1.19%	0.78%	1.59%	0.62%	1.21%
After fees waived and expenses absorbed	1.22%[5]	1.88%	1.83%	1.88%	1.14%	1.78%
Portfolio turnover rate	41%[4]	65%	62%	48%	69%	69%

*	Shares were re-designated into Institutional Class shares on October 1, 2019.
[1]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

15

Vaughan Nelson Emerging Markets Opportunities Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Period December 2, 2019* through October 31, 2020
Net asset value, beginning of period	$10.73	$8.36	$8.66
Income from Investment Operations:
Net investment income[1]	0.05	0.17	0.13
Net realized and unrealized gain (loss)	(0.79)	2.32	(0.19)
Total from investment operations	(0.74)	2.49	(0.06)
Less Distributions:
From net investment income	(0.13)	(0.12)	(0.24)
Total distributions	(0.13)	(0.12)	(0.24)
Net asset value, end of period	$9.86	$10.73	$8.36
Total return[2]	(6.97)%[3]	29.95%	(0.89)%[3]
Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%[5]	2.29%	2.69%[5]
After fees waived and expenses absorbed	1.35%[5]	1.60%	1.60%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.06%[5]	0.95%	0.60%[5]
After fees waived and expenses absorbed	0.96%[5]	1.64%	1.69%[5]
Portfolio turnover rate	41%[3]	65%	62%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.

See accompanying Notes to Financial Statements.

16

Vaughan Nelson International Small Cap Fund
FINANCIAL HIGHLIGHTS
Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.88	$13.03	$12.98	$12.55	$13.72	$11.35
Income from Investment Operations:
Net investment income[1]	0.07	0.17	0.13	0.19	0.15	0.17
Net realized and unrealized gain (loss)	(3.53)	4.81	0.15	0.48	(0.50)	2.35
Total from investment operations	(3.46)	4.98	0.28	0.67	(0.35)	2.52
Less Distributions:
From net investment income	(0.17)	(0.13)	(0.23)	(0.24)	(0.82)	(0.15)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.17)	(0.13)	(0.23)	(0.24)	(0.82)	(0.15)
Redemption fee proceeds[2]	-	-	-	- [3]	-	- [3]
Net increase from payments by affiliates	-	-	-	-	-	- [3,4]
Net asset value, end of period	$14.25	$17.88	$13.03	$12.98	$12.55	$13.72
Total return[5]	(19.51)%[6]	38.39%	2.11%	5.72%	(2.96)%	22.46%
Ratios and Supplemental Data:
Net assets, end of period (millions)	$45.6	$40.0	$18.0	$4.7	$4.6	$3.9
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45%[7]	1.96%	2.74%	1.94%	1.73%	1.79%
After fees waived and expenses absorbed	0.99%[7]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.39%[7]	0.17%	(0.50)%	0.79%	0.49%	0.80%
After fees waived and expenses absorbed	0.85%[7]	0.98%	1.09%	1.58%	1.07%	1.44%
Portfolio turnover rate	47%[6]	59%	68%	54%	147%	50%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020.
1	Based on average shares method.
2	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
3	Amount represents less than $0.01 per share.
4	The Advisor reimbursed the International Small Cap Fund $3,956 for losses from trade errors during the fiscal year ended October 31, 2017. These reimbursements had no impact to the Fund's Performance.
5	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
6	Not annualized.
7	Annualized.

See accompanying Notes to Financial Statements.

17

Vaughan Nelson International Small Cap Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Period December 2, 2019* through October 31, 2020
Net asset value, beginning of period	$17.85	$12.99	$13.30
Income from Investment Operations:
Net investment income[1]	0.05	0.13	0.08
Net realized and unrealized gain (loss)	(3.52)	4.80	(0.14)
Total from investment operations	(3.47)	4.93	(0.06)
Less Distributions:
From net investment income	(0.15)	(0.07)	(0.25)
Total distributions	(0.15)	(0.07)	(0.25)
Net asset value, end of period	$14.23	$17.85	$12.99
Total return[2]	(19.60)%[3]	38.00%	(0.55)%[3]
Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.70%[5]	2.21%	2.93%[5]
After fees waived and expenses absorbed	1.24%[5]	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.13%[5]	(0.08)%	(0.87)%[5]
After fees waived and expenses absorbed	0.59%[5]	0.73%	0.66%[5]
Portfolio turnover rate	47%[3]	59%	68%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.

See accompanying Notes to Financial Statements.

18

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”) and Vaughan Nelson International Small Cap Fund (the “International Small Cap Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Opportunities Fund and International Small Cap Fund’s primary investment objective is to provide long-term capital appreciation.

The Emerging Markets Opportunities Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Small Cap Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Fund and Emerging Markets Opportunities Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

19

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

20

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2019 – 2022 and the six months ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

21

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Opportunities Fund	0.95%*
International Small Cap Fund	0.85%+

*	Prior to November 1, 2021, annual rate of the investment advisory fee was 1.00%.
+	Prior to November 1, 2021, annual rate of the investment advisory fee was 0.90%.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Opportunities Fund – Investor Class	1.35%*
Emerging Markets Opportunities Fund – Institutional Class	1.10%*
International Small Cap Fund - Investor Class	1.24%+
International Small Cap Fund – Institutional Class	0.99%+

*	Prior to November 1, 2021, the annual operating expense limit for Emerging Markets Opportunities Fund was 1.60% for Investor Class and 1.35% for Institutional Class.
+	Prior to November 1, 2021, the annual operating expense limit for International Small Cap Fund was 1.40% for Investor Class and 1.15% for Institutional Class.

This agreement is in effect until February 28, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees for the six months ended April 30, 2022 as stated below:

Emerging Markets Opportunities Fund	$137,907
International Small Cap Fund	103,276

22

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2022, the amount of these potentially recoverable expenses was $594,514 and $624,714, for the Emerging Markets Opportunities Fund and International Small Cap Fund, respectively. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	Emerging Markets Opportunities Fund	International Small Cap Fund
2022	$8,950	$13,658
2023	233,951	261,332
2024	213,706	246,448
2025	137,907	103,276
Total	$594,514	$624,714

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2022 are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2022, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2022, are reported on the Statements of Operations.

23

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

Note 4 – Federal Income Taxes

At April 30, 2022, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Opportunities Fund	International Small Cap Fund
Cost of investments	$27,162,490	$49,084,205

Gross unrealized appreciation	$3,775,293	$2,288,006
Gross unrealized depreciation	(1,904,200)	(5,971,376)
Net unrealized appreciation/(depreciation) on investments	$1,871,093	$(3,683,370)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2021, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$846,250	$1,912,784	$2,759,034
International Small Cap Fund	4,649,371	-	4,649,371

During the fiscal year ended October 31, 2021, the Emerging Markets Opportunities Fund and the International Small Cap Fund utilized $3,575,371 and $2,563,168 of non-expiring capital loss carryforwards, respectively.

As of October 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Opportunities	International Small Cap
	Fund	Fund
Undistributed ordinary income	$355,801	$376,200
Undistributed long-term capital gains	-	-
Tax accumulated earnings	355,801	376,200

Accumulated capital and other losses	(2,759,034)	(4,649,371)
Unrealized appreciation (depreciation) on investments	4,216,375	4,799,360

Unrealized appreciation (depreciation) on foreign currency translations	(212,117)	(397)
Unrealized deferred compensation	(6,462)	(6,429)
Total accumulated earnings	$1,594,563	$519,363

24

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2021 and 2020 were as follows:

	Emerging Markets Opportunities Fund		International Small Cap Fund
	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$421,238	$694,222	$188,717	$228,366
Net long-term capital gains	-	-	-	-
Total distributions paid	$421,238	$694,222	$188,717	$228,366

Note 5 – Redemption Fee

Effective October 1, 2019, the redemption fee for the Funds have been removed. Prior to October 1, 2019, the Funds could impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$12,248,929	$13,221,729
International Small Cap Fund	33,568,233	20,081,440

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Opportunities Fund and International Small Cap Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2022, for the Emerging Markets Opportunities Fund and International Small Cap Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

25

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

26

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Funds’ assets carried at fair value:

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$508,432	1,085,242	$-	1,593,674
Consumer Discretionary	1,379,510	3,288,866	-	4,668,376
Consumer Staples	974,467	896,399	-	1,870,866
Energy	566,660	306,572	-	873,232
Financials	1,370,908	1,541,034	-	2,911,942
Health Care	1,163,037	631,885	-	1,794,922
Industrials	1,503,098	2,997,251	-	4,500,349
Materials	517,893	2,397,123	-	2,915,016
Real Estate	310,804	1,414,844		1,725,648
Technology	282,553	4,865,562	-	5,148,115
Utilities	-	418,576	-	418,576
Total Common Stocks	8,577,362	19,843,354	-	28,420,716
Short-Term Investments	612,867	-	-	612,867
Total Investments	$9,190,229	$19,843,354	$-	$29,033,583

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$1,773,980	$-	$1,773,980
Consumer Discretionary	1,556,936	4,700,308	-	6,257,244
Consumer Staples	-	2,243,587	-	2,243,587
Energy	816,930	-	-	816,930
Financials	438,980	6,049,614	-	6,488,594
Health Care	1,601,009	1,565,867	-	3,166,876
Industrials	2,850,941	6,008,990	-	8,859,931
Materials	-	2,838,455	-	2,838,455
Real Estate	-	541,274	-	541,274
Technology	1,415,992	6,689,568	-	8,105,560
Utilities	-	462,140	-	462,140
Total Common Stocks	8,680,788	32,873,783	-	41,554,571
Short-Term Investments	3,846,264	-	-	3,846,264
Total Investments	$12,527,052	$32,873,783	$-	$45,400,835

*	The Fund did not hold any Level 3 securities at period end.

27

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12- New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

28

Vaughan Nelson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2022 (Unaudited)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

29

Vaughan Nelson Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These investments are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Vaughan Nelson Emerging Markets Opportunities Fund		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$930.30	$6.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.11	6.75
		11/1/21	4/30/22	11/1/21 – 4/30/22
Institutional Class	Actual Performance	1,000.00	932.10	5.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 1.10% for the Investor and Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

30

Vaughan Nelson Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2022 (Unaudited)

Vaughan Nelson International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$804.00	$5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.64	6.21
		11/1/21	4/30/22	11/1/21 – 4/30/22
Institutional Class	Actual Performance	1,000.00	804.90	4.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.88	4.97

*	Expenses are equal to the Fund’s annualized expense ratios of 1.24% and 0.99% for Investor Class and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

31

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Vaughan Nelson Investment Management, L.P.

600 Travis Street, Suite 3800

Houston, Texas 77002

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199

FUND INFORMATION

	TICKER	CUSIP
Vaughan Nelson Emerging Markets Opportunities Fund – Investor Class	ADVKX	461 43U 500
Vaughan Nelson Emerging Markets Opportunities Fund – Institutional Class	ADVMX	461 41P 552
Vaughan Nelson International Small Cap Fund – Investor Class	ADVJX	461 43U 609
Vaughan Nelson International Small Cap Fund – Institutional Class	ADVLX	461 41P 412

Privacy Principles of the Vaughan Nelson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vaughan Nelson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 660-6610 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 660-6610 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 660-6610.

Vaughan Nelson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 660-6610

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/08/2022